Stock-Based Compensation and Other Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock And Units RSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning balance - shares	624,793	263,820	381,878
Granted - shares	274,420	541,890	156,682
Vested - shares	(268,683)	(162,437)	(175,225)
Forfeited - shares	(36,336)	(18,480)	(99,515)
Adjustments - shares	0	0	0
Novested, ending balance - shares	594,194	624,793	263,820
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Novested, beginning balance, weighted average grant date fair value	$ 33.26	$ 28.42	$ 28.87
Granted, weighted average grant date fair value	$ 41.41	$ 34.65	$ 28.34
Vested, weighted average grant date fair value	$ 32.56	$ 30.48	$ 28.58
Forfeited, weighted average grant date fair value	$ 36.33	$ 29.32	$ 29.75
Adjustments, weighted average grant date fair	$ 0	$ 0	$ 0
Novested, weighted average grant date fair value	$ 37.15	$ 33.26	$ 28.42
PSU Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning balance - shares	673,428	243,994	170,375
Granted - shares	314,400	291,600	159,250
Vested - shares	(235,189)	(48,925)	0
Forfeited - shares	(49,494)	(14,055)	(65,725)
Adjustments - shares	296,368	200,814	(19,906)
Novested, ending balance - shares	999,513	673,428	243,994
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Novested, beginning balance, weighted average grant date fair value	$ 36.30	$ 36.18	$ 32.33
Granted, weighted average grant date fair value	$ 42.28	$ 46.66	$ 36.16
Vested, weighted average grant date fair value	$ 23.66	$ 39.78	$ 0
Forfeited, weighted average grant date fair value	$ 33.96	$ 42.14	$ 36.26
Adjustments, weighted average grant date fair	$ 26.01	$ 22.65	$ 28.49
Novested, weighted average grant date fair value	$ 34.55	$ 36.30	$ 36.18